Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		70 Months Ended	76 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Statements Of Operations
Net Revenues
Operating expenses:
Professional fees	39,679	19,425	59,612	34,269	44,188	99,282	312,566	372,178
Consulting fees	1,753,097	173,717	1,815,597	378,801	763,542	523,285	1,286,827	3,102,424
General and administrative expenses	2,862	6,738	12,252	13,791	18,574	67,968	98,264	110,516
Impairment loss					106,000		106,000	106,000
Mining and exploration costs	74,862	35,601	101,614	77,927	146,456	182,561	329,017	430,631
Total operating expenses	1,870,500	235,481	1,989,075	504,788	1,078,760	873,096	2,132,674	4,121,749
Operating Loss	(1,870,500)	(235,481)	(1,989,075)	(504,788)	(1,078,760)	(873,096)	(2,132,674)	(4,121,749)
Other expense:
Liquidated damage	(81,000)		(81,000)					(81,000)
Loss on future sales	(1,290,000)		(1,290,000)					(1,290,000)
Interest expense, net	(14,404)	(930)	(18,728)	(1,241)	(2,939)	(5,654)	(22,754)	(41,482)
Amortization of debt discount	(213,750)		(347,500)			(19,723)	(19,723)	(367,223)
Total other expenses, net	(1,599,154)	(930)	(1,737,228)	(1,241)	(2,939)	(25,377)	(42,477)	(1,779,705)
Net Loss	$ (3,469,654)	$ (236,411)	$ (3,726,303)	$ (506,029)	$ (1,081,699)	$ (898,473)	$ (2,175,151)	$ (5,901,454)
Basic and diluted loss per share	$ (0.03)	$ 0	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average common shares outstanding	120,224,647	100,622,516	113,032,309	100,376,664	101,744,739	103,239,507